Consolidated Statement of Cash Flows - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows (used in) from operating activities:
Net income (loss)	$ 13,637,202		$ (81,617,302)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(85,152)		(90,128)
Change in fair value of warrant liability	(14,153,333)		36,786,664
Offering costs allocated to warrant liability			1,015,795
Unrealized gain on marketable securities held in Trust Account	(1,036)		(8,084)
Changes in operating assets and liabilities:
Prepaid expenses	42,424		(638,013)
Accrued expenses	47,974		753,547
Net cash (used in) from operating activities	(511,921)		(1,094,016)
Cash Flows from Investing Activities:
Investment of cash in Trust Account			(460,000,000)
Net cash provided by (used in) investing activities			(460,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor			25,000
Proceeds from sale of Units, net of underwriting discounts paid			450,800,000
Proceeds from sale of Private Placement Warrants			14,000,000
Advances from related party			229,886
Repayment of advances from related party			(229,886)
Proceeds from promissory note - related party			261,386
Repayment of promissory note - related party			(261,386)
Payment of offering costs			(465,909)
Net cash from financing activities			464,359,091
Net Change in Cash	(511,921)		3,265,075
Cash - Beginning of period	3,265,075
Cash - End of period	2,753,154		3,265,075	$ 3,265,075
Non-Cash Investing and Financing Activities:
Initial classification of Class A common stock subject to possible redemption			414,384,970
Change in value of Class A common stock subject to possible redemption	36,188		(37,895,840)
Initial classification of warrant liability			28,860,000
Deferred underwriting fee payable			16,100,000
Offering costs included in accrued offering costs			11,950
Previously Reported [Member]
Cash flows (used in) from operating activities:
Net income (loss)			(38,913,797)
LCP Edge Intermediate, Inc. [Member]
Cash flows (used in) from operating activities:
Net income (loss)	(3,274,000)	$ (9,070,000)		(29,175,000)	$ (1,638,000)	$ (317,000)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation of property and equipment	690,000	650,000		2,552,000	1,375,000	635,000
Amortization of capitalized software				1,104,000	451,000	112,000
Provision for doubtful accounts	19,000	183,000		1,442,000	659,000	96,000
Amortization of intangible assets	2,921,000	2,819,000		10,745,000	12,055,000	10,749,000
Amortization of other assets	33,000	33,000		132,000	63,000	0
Amortization of deferred financing costs	394,000	349,000		1,515,000	1,365,000	708,000
Share-based compensation	34,000	26,000		363,000	103,000	61,000
Amortization of unfavorable lease terms	0	(36,000)		(36,000)	(144,000)	(144,000)
Write-off of unfavorable lease terms				(384,000)	0	0
Loss on sale and disposal of assets				110,000	0	0
Payment in-kind interest that compounds into debt	2,182,000	0		6,119,000	0	0
Deferred income taxes	(842,000)	3,068,000		(4,341,000)	(4,649,000)	(3,015,000)
Changes in operating assets and liabilities:
Accounts receivables	(8,457,000)	5,245,000		3,701,000	(11,048,000)	(7,719,000)
Prepaid expenses	(975,000)	1,231,000		489,000	(1,116,000)	(1,234,000)
Income taxes receivable	217,000	(3,393,000)		(4,611,000)	0	1,872,000
Inventory	1,411,000	(3,135,000)		(3,211,000)	(4,769,000)	(9,799,000)
Other assets	(1,182,000)	(143,000)		(2,286,000)	(692,000)	(980,000)
Accounts payable	3,067,000	567,000		4,889,000	4,311,000	4,178,000
Accrued payroll and other expenses	5,018,000	(1,312,000)		(118,000)	2,765,000	3,249,000
Other long-term liabilities	(81,000)	160,000		1,529,000	119,000	207,000
Income taxes payable	86,000	(2,296,000)		(2,964,000)	2,518,000	446,000
Net cash (used in) from operating activities	1,261,000	(5,054,000)		(12,436,000)	1,728,000	(895,000)
Cash Flows from Investing Activities:
Cash paid for business acquisition, net of cash acquired				0	(2,058,000)	0
Repayment of amounts due to sellers				0	0	(558,000)
Capital expenditures for intangible assets	(170,000)	(117,000)		(316,000)	(1,648,000)	(5,111,000)
Capital expenditures for property and equipment	(818,000)	(2,126,000)		(3,501,000)	(8,774,000)	(2,774,000)
Net cash provided by (used in) investing activities	(988,000)	(2,243,000)		(3,817,000)	(12,480,000)	(8,443,000)
Cash Flows from Financing Activities:
Investment by stockholder				0	0	500,000
Distributions to preferred stockholders				0	0	(98,711,000)
Repurchase of shares				(154,000)	0	0
Cash settlement of options				0	0	(20,000)
Proceeds from revolving facility borrowings	5,000,000	6,500,000		6,500,000	18,500,000	5,750,000
Repayments of revolving facility borrowings				(15,000,000)	(12,000,000)	(3,750,000)
Proceeds from term loan borrowings				30,000,000	10,000,000	112,905,000
Payment of debt issuance costs				(77,000)	(150,000)	(4,232,000)
Repayment of term loan borrowings	(443,000)	(443,000)		(1,772,000)	(1,772,000)	(1,278,000)
Payments for transaction costs	(180,000)	0		(323,000)	0	0
Deferred financing payment for acquisition				(901,000)	0	0
Net cash from financing activities	4,377,000	6,057,000		18,273,000	14,578,000	11,164,000
Net Change in Cash	4,650,000	(1,240,000)		2,020,000	3,826,000	1,826,000
Effect of foreign currency translation on cash	(21,000)	44,000		159,000	(94,000)	(3,000)
Cash - Beginning of period	9,486,000	7,307,000		7,307,000	3,575,000	1,752,000
Cash - End of period	14,115,000	6,111,000	$ 9,486,000	9,486,000	7,307,000	3,575,000
Supplemental disclosures of cash flow information:
Cash paid for interest	3,123,000	5,350,000		13,536,000	15,727,000	9,413,000
Cash paid for income taxes				2,434,000	861,000	1,579,000
Non-Cash Investing and Financing Activities:
Capital expenditures included in Accounts payable	863,000	31,000		240,000	1,006,000	95,000
Deferred payment due to seller related to business acquisition				0	927,000	0
Deferred offering costs	$ 2,203,000	$ 0		$ 2,036,000	$ 0	$ 0